Schedule V	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V

Schedule V
Jackson National Life Insurance Company and Subsidiaries
Valuation and Qualifying Accounts
For the Years Ended December 31, 2021 and 2020
(In millions)

	Balance at	Charged to
	Beginning	Costs and				Balance at
	of Period	Expenses		Deductions		End of Period
2021
Allowance for credit losses on debt securities	$14	$11		$(16)	(1)	$9
Allowances for credit losses on mortgage and other loans	179	—		(85)	(2)	94
Allowance for credit losses on reinsurance recoverable	13	—		(1)		12
	$206	$11		$(102)		$115

2020
Allowance for credit losses on debt securities	$—	$14		$—		$14
Allowances for credit losses on mortgage and other loans	9	170	(3)	—		179
Allowance for credit losses on reinsurance recoverable	—	13	(4)	—		13
	$9	$197		$—		$206

(1) Represents reductions for securities disposed.
(2) Represents release of allowance for write-offs.
(3) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $62 million.
(4) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $10 million.